STOCK COMPENSATION EXPENSE (Tables)	6 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule Of Earnings Per Share Basic and Diluted Before Stock Based Compensation [Table Text Block]
Net income (loss) before and after stock-based compensation is as follows:

	Three months ended		Six months ended
(in thousands except per share data)	June 30, 2012	June 30, 2013	June 30, 2012	June 30, 2013

Net income (loss)	$(5,917)	$(32,854)	$(5,905)	$(41,683)

Net income (loss) per share
Basic	$(0.24)	$(1.29)	$(0.24)	$(1.64)
Diluted	$(0.24)	$(1.29)	$(0.24)	$(1.64)

Number of shares used for computing
Basic	25,157	25,421	25,085	25,418
Diluted	25,157	25,421	25,085	25,418

Stock-based compensation (ASC 718)
Cost of products and services sold	11	5	25	10
Research and development	283	180	537	372
Selling, general and administrative	512	280	929	578
Total	806	465	1,491	961

Net income (loss) before stock-based compensation	(5,111)	(32,389)	(4,414)	(40,722)

Net income (loss) before stock-based compensation per share
Basic	$(0.20)	$(1.27)	$(0.18)	$(1.60)
Diluted	$(0.20)	$(1.27)	$(0.18)	$(1.60)